Interest in associates and joint ventures - Selected income statement information of BoCom (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Sep. 30, 2019	Dec. 31, 2018	Sep. 30, 2018	Dec. 31, 2017
Disclosure of associates [line items]
Net interest income	$ 30,462		$ 30,489		$ 28,176
Net fee and commission income	12,023		12,620		12,811
Change in expected credit losses and other credit impairment charges	(2,756)		(1,767)		(1,769)
Tax expense	(4,639)		(4,865)		(5,288)
Profit for the year	8,708		15,025		11,879
Other comprehensive income	1,017		(4,670)		9,383
Total comprehensive income for the year	9,725		10,355		21,262
Dividends received from BoCom	$ 2,369		$ 1,702		$ 2,225
Bank of Communications Co., Limited
Disclosure of associates [line items]
Net interest income		$ 20,558		$ 19,295
Net fee and commission income		6,411		6,245
Change in expected credit losses and other credit impairment charges		(7,479)		(5,602)
Depreciation and amortisation		(1,934)		(767)
Tax expense		(1,636)		(1,554)
Profit for the year		11,175		11,116
Other comprehensive income		315		190
Total comprehensive income for the year		11,490		11,306
Dividends received from BoCom		$ 613		$ 611